Commitments, contingencies and litigation	6 Months Ended
Jun. 30, 2025
Commitments, Contingencies And Litigations [Abstract]
Commitments, contingencies and litigation	Commitments, contingencies and litigationCommitments
The Company has identified the following changes in off-balance sheet commitments since December 31, 2024:
•Non-cancellable purchase commitments as of June 30, 2025 for a total of €4,427 thousand with various CMOs. These commitments are comprised of non-cancellable purchase orders placed during the first half of 2025 with contract manufacturing organizations (CMOs) for the supply of various services in relation with preclinical work for an amount of €2,540 thousand and clinical work for an amount of €1,887 thousand. The execution and billing of these services has not yet started at the date of this report.
•Financial commitments with Société Générale in connection with the Company’s subscription of a loan in order to finance the construction of its future headquarters. As security for the loan, the Company pledged collateral in the form of financial instruments held at Société Générale amounting to €15.2 million. The security interest on the pledged financial instruments will be released in accordance with the following schedule: €4,200 thousand in July 2024, €5,000 thousand in August 2027 and €6,000 thousand in August 2031. At the date of this report, the first investment of €4,200 thousand had matured and the Company obtained its restitution in July 2024 for a total amount of €4,427 thousand, including interest. As of June 30, 2025, the remaining capital of this loan amounted to €8,267 thousand. Furthermore, under the loan, Innate is subject to a covenant that its total cash, cash equivalents and current and non-current financial assets as of each fiscal year end will be at least equal to the amount of outstanding principal under the loan. The Company was in compliance with this covenant as of December 31, 2024 and June 30, 2025.
Contingencies and litigations
The Company is exposed to contingent liabilities happening in the ordinary course of its activities. Each pre-litigation, known litigation or procedure in course the Company is involved in is analyzed at each closing date after consultation of legal counsel. There is no acknowledged litigation not accrued by a provision as of June 30, 2025.
Provisions
Provisions amounted to €1,566 thousand and €481 thousand as of June 30, 2025 and December 31, 2024, respectively. As of June 30, 2025, they mainly consist of provisions relating to compensation payable in connection with employee departures amounting €806 of and provisions for charges amounting €722 thousand relating to the employer contribution in respect of the grants of employee equity instruments. In accordance with French social legislation, when a Company decides to provide its employees with shares bought back on the market, a provision has to be recognized upon the decision to allocate free shares that are spread over the vesting period when the plan conditions actions for employees when they join the Company at the end of the plan.